DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2024	2023
	£m	£m
Demand and time deposits(1)	177,335	188,004
Amounts due to other Santander UK Group Holdings plc subsidiaries	122	114
Amounts due to Santander UK Group Holdings plc(2)	1,793	1,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,717	960
	180,967	190,850
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £173m (2023: £304m).
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.